Related Party Balances and Transactions (Details 1) - HDSI - CAD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Disclosure of transactions between related parties [line items]
Services received based on management services agreement	$ 77,603	$ 50,406	$ 72,000
Reimbursement of third party expenses paid	27,075	26,904	43,000
Total	$ 104,678	$ 77,310	$ 115,000